Statement of Net Asset Available for Benefits - EBP 104 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 388,439,911	$ 358,724,675
Receivables:
Notes receivable from participants	9,176,737	8,889,013
Employer contributions	3,685,125	3,439,701
Accrued interest and dividends	16,586	13,921
Total receivables	12,878,448	12,342,635
Cash	6,990	5,066
Total assets	401,325,349	371,072,376
Liabilities
Accrued expenses	6,022	4,099
Net assets available for benefits, at fair value	401,319,327	371,068,277
Chemed Corporation Common Stock [Member]
Assets
Investments, at fair value	19,340,445	26,320,216
Mutual Funds [Member]
Assets
Investments, at fair value	356,138,989	320,030,696
Collective Trust Fund [Member]
Assets
Investments, at fair value	$ 12,960,477	$ 12,373,763